Restatement of previously issued financial statements (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Restatement of previously issued financial statements [Abstract]
Schedule of aggregate impacts of correcting the errors relating to the Placement Agent Warrants

	September 30, 2014
	As previously reported $	Restatement adjustment $	As restated $

Change in fair value of derivative liability	368,594	194,375	562,969
Loss for the period	1,322,361	194,375	1,516,736
Basic and diluted loss per share	0.04	0.00	0.04

	September 30, 2014
	As previously reported $	Restatement adjustment $	As restated $

Derivative liability	3,458,662	1,976,015	5,434,677
Additional paid-in capital	13,982,362	(136,800)	13,845,562
Warrants	6,187,805	(6,048,994)	138,811
Accumulated deficit	(19,985,775)	4,209,779	(15,775,996)

Restatement Adjustments to Previously Reported Balance Sheet - Increase/(Decrease)

	June 30, 2015 $	June 30, 2014 $

Derivative liability	1,333,377	1,781,640

Additional paid-in capital	(136,800)	(136,800)

Warrants	(6,048,994)	(6,048,994)

Accumulated deficit	4,852,417	4,404,154

Restatement Adjustments to Previously Reported Statement of Operations and Comprehensive Loss - Increase/(Decrease)

	June 30, 2015 $	June 30, 2014 $

Change in fair value of derivative liability	448,263	3,229,060

Schedule of condensed balance sheet
	June 30, 2015
	As previously reported $	Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents	1,754,433	-	1,754,433
Taxes and other receivables	25,831	-	25,831
Prepaid expenses	245,038	-	245,038
Deferred costs	550,119	-	550,119

	2,575,421	-	2,575,421

Liabilities

Current liabilities
Accounts payable and accrued liabilities	762,265	-	762,265
Related party payables	90,820	-	90,820

	853,085	-	853,085

Loan payable to Valent	-	-	-

Stock option liability	179,445	-	179,445

Derivative liability	1,031,004	1,333,377	2,364,381

	2,063,534	1,333,377	3,396,911

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
278,530 Series A issued at June 30, 2015	278,530	-	278,530
1 special voting share issued at June 30, 2015	-	-	-

Common stock
Authorized
200,000,000 shares, $0.001 par value
39,455,931 issued at June 30, 2015	39,456	-	39,456

Additional paid-in capital	17,500,008	(136,800)	17,363,208

Warrants	6,138,426	(6,048,994)	89,432

Accumulated deficit	(23,465,711)	4,852,417	(18,613,294)

Accumulated other comprehensive income	21,178	-	21,178

	511,887	(1,333,377)	(821,490)

	2,575,421	-	2,575,421

	June 30, 2014
	As previously reported $	Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents	4,759,711	-	4,759,711
Taxes and other receivables	9,572	-	9,572
Prepaid expenses	234,627	-	234,627

	5,003,910	-	5,003,910

Liabilities

Current liabilities
Accounts payable and accrued liabilities	244,906	-	244,906
Related party payables	54,960	-	54,960

	299,866	-	299,866

Loan payable to Valent	276,439	-	276,439

Stock option liability	217,759	-	217,759

Derivative liability	3,329,367	1,781,640	5,111,007

	4,123,431	1,780,640	5,905,071

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
1 special voting share outstanding issued at June 30, 2014	-	-	-

Common stock
Authorized
200,000,000 shares, $0.001 par value
35,992,343 issued at June 30, 2014	35,992	-	35,992

Additional paid-in capital	13,286,278	(136,800)	13,149,478

Warrants	6,200,445	(6,048,994)	151,451

Accumulated deficit	(18,663,414)	4,404,154	(14,259,260)

Accumulated other comprehensive income	21,178	-	21,178

	880,479	(1,781,640)	(901,161)

	5,003,910	-	5,003,910

Schedule of consolidated statements of operations and comprehensive loss

Consolidated Statements of Operations and Comprehensive Loss

	June 30, 2015
	As previously reported $	Restatement adjustment $	As restated $

Expenses
Research and development	2,555,754	-	2,555,754
General and administrative	2,168,899	-	2,168,899

	4,724,653	-	4,724,653

Other (income) loss
Change in fair value of derivative liability	(179,170)	(448,263)	(627,433)
Change in fair value of derivative liability due to change in warrant terms	(23,658)	-	(23,658)
Loss on exchange of warrants	249,062	-	249,062
Foreign exchange (gain) loss	23,415	-	23,415
Interest expense	2,091	-	2,091
Interest income	(363)	-	(363)

	71,377	(448,263)	(376,886)

Loss for the period	4,796,030	(448,263)	4,347,767

Basic and diluted loss per share	0.13	(0.02)	0.11

Basic weighted average number of shares	38,067,516	-	38,067,516

	June 30, 2014
	As previously reported $	Restatement adjustment $	As restated $

Expenses
Research and development	2,119,217	-	2,119,217
General and administrative	3,134,409	-	3,134,409

	5,253,626	-	5,253,626

Other (income) loss
Change in fair value of derivative liability	(8,300,438)	(3,229,060)	(11,529,498)
Change in fair value of derivative liability due to change in warrant terms	(111,179)	-	(111,179)

Foreign exchange (gain) loss	22,581	-	22,581
Interest expense	8,140	-	8,140
Interest income	(2,078)	-	(2,078)

	(8,382,974)	(3,229,060)	(11,612,034)

Income for the period	(3,129,348)	(3,229,060)	(6,358,408)

Basic income per share	(0.10)	(0.10)	(0.20)
Diluted income per share	0.00	0.00	0.00

Basic weighted average number of shares	31,969,595	-	31,969,595
Diluted weighted average number of shares	39,090,331	-	39,090,331